Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay B Portfolio

June 30, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 70.0%
Long-Term Municipal Bonds – 70.0%
Alabama – 0.1%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	$1,000	$1,012,105
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2021 4.00%, 02/01/2040	1,000	933,990

		1,946,095

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	400	447,421

Arizona – 1.7%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2037-11/01/2039	2,450	2,326,400
5.00%, 11/01/2035	850	899,940
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029	1,000	866,846
2.442%, 07/01/2032	2,250	1,876,778
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.171%, 07/01/2033	1,475	1,208,188
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 4.00%, 07/15/2042	4,700	4,723,856
5.00%, 07/15/2037	5,300	6,144,119
State of Arizona Series 2019-A 5.00%, 10/01/2022 (Pre-refunded/ETM)	7,000	7,061,958

		25,108,085

Arkansas – 0.1%
City of Fayetteville AR (City of Fayetteville AR Sales & Use Tax Revenue) Series 2022 2.875%, 11/01/2032	1,000	979,534

	Principal Amount (000)	U.S. $ Value

California – 2.5%
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)	$3,385	$2,588,562
California Housing Finance Agency Series 2019-2 4.00%, 03/20/2033	2,186	2,160,787
Series 2021-1, Class A 3.50%, 11/20/2035	982	916,210
Series 2021-2 0.823%, 03/25/2035	2,000	118,367
California Municipal Finance Authority (Waste Management, Inc.) Series 2019-A 2.40%, 10/01/2044	4,710	4,295,965
California State University Series 2021-B 2.374%, 11/01/2035	1,000	797,913
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(a)	1,100	856,952
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)	2,500	2,020,613
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)	1,000	758,674
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)	2,000	1,557,555
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)	1,000	820,911
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)	1,700	1,405,058
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	1,000	757,933
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 1.629% (LIBOR 3 Month + 0.57%), 06/01/2039(b)	3,675	3,258,219

	Principal Amount (000)	U.S. $ Value

San Francisco Intl Airport Series 2019-H 5.00%, 05/01/2024 (Pre-refunded/ETM)	$3,755	$3,945,630
State of California Series 2014 5.00%, 10/01/2029	50	52,964
Series 2015 5.00%, 08/01/2022-03/01/2026	3,500	3,658,166
Series 2021 4.00%, 10/01/2034	6,960	7,137,490

		37,107,969

Colorado – 1.7%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)	2,375	2,390,774
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2033-08/01/2036	16,920	17,755,482
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	500	418,363
State of Colorado Series 2022 6.00%, 12/15/2041	3,000	3,664,505
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	206	165,620
AGM Series 2020 5.00%, 12/01/2024-12/01/2050	430	471,129

		24,865,873

Connecticut – 3.5%
City of Bridgeport CT Series 2017-A 5.00%, 11/01/2026 (Pre-refunded/ETM)	1,650	1,832,647
5.00%, 11/01/2027-11/01/2031	6,975	7,684,269
Series 2017-C 5.00%, 08/15/2025	1,000	1,078,326
State of Connecticut Series 2016-A 5.00%, 03/15/2023-03/15/2024	27,430	28,161,500
Series 2018-C 5.00%, 06/15/2027	1,415	1,584,604
State of Connecticut Special Tax Revenue Series 2020 5.00%, 05/01/2034	2,835	3,168,337
Town of Enfield CT Series 2021 2.00%, 08/04/2022	1,440	1,441,049
University of Connecticut 5.00%, 05/01/2038	5,600	6,317,400

		51,268,132

	Principal Amount (000)	U.S. $ Value

District of Columbia – 0.7%
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2029-10/01/2030	$6,180	$6,783,232
Washington Metropolitan Area Transit Authority Series 2017-A 5.00%, 07/01/2022	3,015	3,015,000

		9,798,232

Florida – 3.4%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) Series 2020 4.00%, 12/15/2024(a)	385	385,170
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2027-08/15/2030	10,925	12,053,777
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030-10/01/2034	300	186,219
Florida Development Finance Corp. Series 2021 0.30%, 12/01/2056 (Pre-refunded/ETM)	2,150	2,150,000
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2022 2.90%, 12/01/2056(c)	4,000	3,999,984
Florida Development Finance Corp. (Lakeland Regional Health Systems Obligated Group) Series 2021 5.00%, 11/15/2022	1,520	1,538,465
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	500	454,973
Florida State Board of Education (State of Florida) Series 2017-F 5.00%, 06/01/2023	1,310	1,350,119
Series 2022-A 5.00%, 06/01/2030-06/01/2031	3,000	3,537,814
Lakewood Ranch Stewardship District AGM Series 2020 2.50%, 05/01/2033	1,830	1,519,468
North Broward Hospital District Series 2017-B 5.00%, 01/01/2027-01/01/2032	13,610	14,461,343
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	455	431,876
5.00%, 06/01/2055	200	192,803
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	1,000	1,029,580

	Principal Amount (000)	U.S. $ Value

St Lucie County School Board (St. Lucie County School Board Sales Tax) AGM Series 2015 5.00%, 10/01/2023	$1,565	$1,621,936
State of Florida Department of Transportation Turnpike System Revenue Series 2015-B 5.00%, 07/01/2024	3,795	4,010,978

		48,924,505

Georgia – 1.7%
City of Atlanta GA Airport Passenger Facility Charge Series 2019-F 5.00%, 07/01/2025	4,000	4,321,171
City of Atlanta GA Department of Aviation Series 2021-A 5.00%, 07/01/2029	640	728,931
Series 2021-B 5.00%, 07/01/2029	600	683,373
Series 2021-C 4.00%, 07/01/2039	1,000	978,451
5.00%, 07/01/2035	2,350	2,567,045
Series 2022-B 5.00%, 07/01/2039	4,000	4,344,438
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018-A 4.00%, 04/01/2048	6,465	6,578,263
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2028	180	197,728
Private Colleges & Universities Authority (Emory University) Series 2020-B 4.00%, 09/01/2036	5,000	5,027,863

		25,427,263

Guam – 0.0%
Territory of Guam Series 2019 5.00%, 11/15/2031	195	200,624

Hawaii – 1.5%
City & County of Honolulu HI Series 2022-A 5.00%, 11/01/2029(c)	1,180	1,355,149
University of Hawaii Series 2016 5.00%, 10/01/2022-10/01/2026	18,785	19,813,667

		21,168,816

Illinois – 6.0%
Chicago Board of Education Series 2010 6.319%, 11/01/2029	1,000	1,046,755
Series 2019-B 5.00%, 12/01/2030-12/01/2033	940	973,425
Series 2022-B 4.00%, 12/01/2040	2,000	1,825,501

	Principal Amount (000)	U.S. $ Value

Chicago O’Hare International Airport Series 2015-B 5.00%, 01/01/2024-01/01/2028	$18,115	$18,941,925
AGM Series 2020-E 4.00%, 01/01/2039	1,275	1,267,628
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2022-09/01/2034	900	938,791
Illinois Finance Authority (Memorial Health Obligated Group) Series 2019 5.00%, 04/01/2030-04/01/2032	7,195	7,918,196
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018-A 5.00%, 05/15/2032-05/15/2033	26,905	28,733,956
Illinois Finance Authority (University of Chicago (The)) Series 2021-A 5.00%, 10/01/2034	1,000	1,163,863
State of Illinois Series 2013 5.00%, 07/01/2022	460	460,000
Series 2017-A 5.00%, 12/01/2025	3,810	4,038,369
Series 2017-D 5.00%, 11/01/2024	12,010	12,566,631
Series 2019-A 5.00%, 11/01/2026	5,740	6,147,099
State of Illinois Sales Tax Revenue Series 2016-D 5.00%, 06/15/2023	1,340	1,370,568

		87,392,707

Indiana – 0.3%
Indiana Finance Authority (CWA Authority, Inc.) Series 2021 5.00%, 10/01/2033	1,000	1,136,674
Indiana Finance Authority (Indiana University Health, Inc. Obligated Group) Series 2015 4.00%, 12/01/2040	3,000	2,965,605
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	330	287,132

		4,389,411

Iowa – 0.1%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 4.00%, 12/01/2050	1,000	996,599

	Principal Amount (000)	U.S. $ Value

Kansas – 0.1%
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) BAM Series 2021-K 1.149%, 05/01/2026	$2,000	$1,812,315

Kentucky – 2.6%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026-02/01/2031	815	876,633
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2026-06/01/2031	10,460	11,104,409
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050	6,370	6,446,800
Kentucky Public Energy Authority (Morgan Stanley) Series 2018-C 4.00%, 12/01/2049	8,500	8,613,317
Series 2022-A 4.00%, 08/01/2052	5,500	5,503,890
Louisville and Jefferson County Metropolitan Sewer District Series 2021 3.00%, 10/14/2022	6,000	6,030,174

		38,575,223

Louisiana – 0.7%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2030	1,550	1,573,838
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)	435	454,300
6.10%, 06/01/2038-12/01/2040(a)	1,085	1,198,600
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.00%, 06/01/2037	4,885	4,827,002
2.10%, 06/01/2037	1,570	1,518,155

		9,571,895

Maryland – 0.6%
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.00%, 11/12/2028	3,000	3,156,799

	Principal Amount (000)	U.S. $ Value

State of Maryland Department of Transportation Series 2018 5.00%, 10/01/2024	$4,860	$5,179,937

		8,336,736

Massachusetts – 0.3%
Commonwealth of Massachusetts CIFGNA Series 2007-A 1.432% (EURIBOR 3 Month + 0.57%), 05/01/2037(b)	2,775	2,611,431
Commonwealth of Massachusetts Transportation Fund Revenue Series 2021 5.00%, 06/01/2041	2,000	2,251,367

		4,862,798

Michigan – 2.4%
City of Detroit MI Series 2018 5.00%, 04/01/2026-04/01/2028	3,675	3,925,843
Great Lakes Water Authority Water Supply System Revenue Series 2018-A 5.00%, 07/01/2024-07/01/2027	7,245	7,745,273
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 4.50%, 10/01/2029	900	907,012
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014 5.00%, 07/01/2024	10,115	10,658,212
Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) Series 2019 2.366%, 09/01/2049	5,000	4,944,764
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2033	1,090	1,112,705
South Lyon Community Schools Series 2016 5.00%, 05/01/2028	3,640	3,983,526
University of Michigan Series 2017-A 5.00%, 04/01/2023 (Pre-refunded/ETM)	1,250	1,280,542
5.00%, 04/01/2023	705	722,911

		35,280,788

Minnesota – 0.3%
Brainerd Independent School District No. 181 Series 2018-A 4.00%, 02/01/2041	2,500	2,521,244

	Principal Amount (000)	U.S. $ Value

North St Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019-A 3.00%, 02/01/2039	$2,000	$1,744,614

		4,265,858

Mississippi – 0.7%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(a)	1,100	1,019,264
Mississippi Development Bank (State of Mississippi Department of Corrections) Series 2010-C 5.00%, 08/01/2022-08/01/2023	5,445	5,458,332
Series 2010-D 5.00%, 08/01/2023	3,695	3,702,970

		10,180,566

Missouri – 0.1%
City of Kansas City MO (City of Kansas City MO Lease) Series 2022 5.00%, 09/01/2038	1,500	1,651,670
Howard Bend Levee District XLCA INS Series 2005 5.75%, 03/01/2025-03/01/2027	340	350,010

		2,001,680

Nebraska – 1.2%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	17,000	17,508,977

Nevada – 0.1%
Clark County School District Series A 5.00%, 06/15/2038	1,155	1,276,633

New Hampshire – 0.5%
New Hampshire Business Finance Authority Series 2022-2 0.334%, 09/20/2036	3,750	93,312
4.375%, 09/20/2036	5,000	4,797,300
National Finance Authority Series 2020-1 4.125%, 01/20/2034	1,734	1,705,584

		6,596,196

New Jersey – 5.3%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014-U 5.00%, 06/15/2023	1,610	1,656,251
Series 2017-B 5.00%, 11/01/2022	5,025	5,083,066
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	1,185	1,198,639

	Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2027	$1,325	$1,441,379
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018-A 5.00%, 06/15/2024-06/15/2030	6,055	6,416,035
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2029-12/15/2030	6,135	6,594,901
Series 2019 5.00%, 06/15/2029	3,075	3,334,834
Series 2019-B 5.00%, 06/15/2034	1,570	1,659,894
Series 2019-BB1 5.00%, 06/15/2034	1,250	1,321,572
Series 2022-A 5.00%, 06/15/2034	1,865	2,005,428
New Jersey Turnpike Authority Series 2014-C 5.00%, 01/01/2023	8,955	9,102,671
Series 2017-B 5.00%, 01/01/2030	1,565	1,727,187
Series 2020-D 5.00%, 01/01/2028	4,840	5,273,946
Series 2021-B 1.713%, 01/01/2029	1,225	1,068,859
AGM Series 2005-D3 5.25%, 01/01/2026	11,070	12,096,020
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2028	3,450	3,718,160
Township of North Brunswick NJ Series 2021-A 1.00%, 07/14/2022	13,795	13,793,451

		77,492,293

New York – 10.0%
City of New York NY Series 2013-H 5.00%, 08/01/2025	2,510	2,592,785
Series 2014-J 5.00%, 08/01/2022	1,290	1,293,571
Series 2015-A 5.00%, 08/01/2023	7,220	7,475,361
Series 2021 1.396%, 08/01/2027	3,385	3,010,072
Series 2021-A 4.00%, 08/01/2035-08/01/2041	12,500	12,366,991
Metropolitan Transportation Authority Series 2012-D 5.00%, 11/15/2026	3,065	3,101,222
Series 2012-F 5.00%, 11/15/2022-11/15/2023	13,835	13,981,312

	Principal Amount (000)	U.S. $ Value

Series 2017-C 5.00%, 11/15/2030	$4,340	$4,597,738
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014-B 5.00%, 02/01/2027-11/01/2029	20,280	21,285,228
Series 2014-C 5.00%, 11/01/2028	10,665	11,224,082
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	855	795,243
2.80%, 09/15/2069	2,370	2,141,050
New York State Dormitory Authority Series 2012 5.00%, 12/15/2022 (Pre-refunded/ETM)	1,390	1,411,922
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012 5.00%, 12/15/2022	8,610	8,748,828
Series 2014-C 5.00%, 03/15/2027-03/15/2029	22,340	23,405,404
Series 2022-A 4.00%, 03/15/2042	5,000	4,894,161
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2040	1,500	1,485,094
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	265	246,096
Series 2020 4.00%, 10/01/2030	6,500	6,308,286
4.375%, 10/01/2045	1,355	1,239,206
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2039	1,000	1,039,591
Town of Oyster Bay NY Series 2021-B 2.00%, 08/26/2022	9,675	9,679,415
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034	3,000	2,490,802
Series 2022 5.00%, 05/15/2030(c)	1,000	1,146,534

		145,959,994

North Carolina – 0.4%
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2023-03/01/2026	5,350	5,550,325

	Principal Amount (000)	U.S. $ Value

Ohio – 1.3%
American Municipal Power, Inc. Series 2019 5.00%, 02/15/2035-02/15/2036	$8,345	$9,217,476
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2025-02/15/2028	5,500	5,808,550
County of Montgomery OH (Dayton Children’s Hospital Obligated Group) Series 2021 5.00%, 08/01/2034	1,150	1,270,751
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.00%, 01/01/2034	360	379,420
5.25%, 01/01/2035-01/01/2039	2,640	2,808,697

		19,484,894

Oklahoma – 0.3%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2022-07/01/2029	3,250	3,354,719
Oklahoma Development Finance Authority (Gilcrease Expressway West) Series 2020 1.625%, 07/06/2023	610	599,908

		3,954,627

Oregon – 0.2%
Port of Portland OR Airport Revenue Series 2022-2 4.00%, 07/01/2040	3,000	2,932,547

Other – 0.3%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2019-M 2.65%, 06/15/2035(a)	4,840	4,335,077

Pennsylvania – 4.6%
Allegheny County Airport Authority Series 2021-A 4.00%, 01/01/2039	2,000	1,904,992
Allegheny County Sanitary Authority BAM Series 2013 5.00%, 12/01/2024-12/01/2025	7,470	7,804,240
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 01/01/2035	1,245	1,245,000
Capital Region Water Water Revenue Series 2018 5.00%, 07/15/2029	1,500	1,696,889
City of Philadelphia PA Series 2019-B 5.00%, 02/01/2032	2,890	3,209,697

	Principal Amount (000)	U.S. $ Value

City of Philadelphia PA Water & Wastewater Revenue Series 2020-A 5.00%, 11/01/2037-11/01/2038	$2,340	$2,585,970
Coatesville School District AGM Series 2017 5.00%, 08/01/2022 (Pre-refunded/ETM)	105	105,284
5.00%, 08/01/2022-08/01/2023	2,270	2,313,885
Commonwealth of Pennsylvania Series 2017 5.00%, 01/01/2026	1,000	1,091,646
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025	1,600	1,575,029
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 1.61% (MUNIPSA + 0.70%), 11/15/2047(b)	2,000	1,961,721
Pennsylvania Turnpike Commission Series 2017 5.00%, 06/01/2028-12/01/2030	11,010	12,183,122
Series 2017-B 5.00%, 06/01/2031	11,050	11,883,900
Series 2019 5.00%, 12/01/2024-12/01/2025	7,900	8,511,338
Series 2019-A 5.00%, 12/01/2031-12/01/2032	4,005	4,430,562
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2032	3,205	3,559,328
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	880	908,741

		66,971,344

Puerto Rico – 0.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024-07/01/2033	330	186,507
4.00%, 07/01/2033-07/01/2046	358	325,743
5.25%, 07/01/2023	322	327,542
5.375%, 07/01/2025	423	439,617
5.625%, 07/01/2027-07/01/2029	976	1,042,840
5.75%, 07/01/2031	113	123,069
Series 2022-C 0.00%, 11/01/2043	84	41,614
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,010	1,027,083
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	905	911,718

	Principal Amount (000)	U.S. $ Value

AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	$2,115	$2,156,091
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	3,680	3,798,493
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	1,021	949,281

		11,329,598

South Carolina – 1.4%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018-A 4.00%, 10/01/2048	7,390	7,525,247
Renewable Water Resources Series 2018-A 5.00%, 01/01/2025	7,220	7,732,078
South Carolina Public Service Authority Series 2020-A 4.00%, 12/01/2042	2,000	1,871,632
Series 2021-B 4.00%, 12/01/2038	3,000	2,908,310

		20,037,267

South Dakota – 0.2%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2028	2,000	2,170,345

Tennessee – 0.5%
Metropolitan Nashville Airport Authority (The) Series 2019-B 5.00%, 07/01/2032	1,205	1,309,915
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2018 4.00%, 11/01/2049	6,500	6,600,355

		7,910,270

Texas – 3.8%
Austin Community College District Public Facility Corp. (Austin Community College District) Series 2015 5.00%, 08/01/2022	1,000	1,002,738
City of Corpus Christi TX Utility System Revenue Series 2015 5.00%, 07/15/2024	1,290	1,364,145
Series 2015-C 5.00%, 07/15/2022-07/15/2026	3,030	3,110,125

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	$375	$375,610
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2037	1,750	1,953,007
Dallas Fort Worth International Airport Series 2020 5.00%, 11/01/2026-11/01/2027	3,725	4,099,231
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2028	1,100	1,173,330
Lower Colorado River Authority (LCRA Transmission Services Corp.) Series 2022 5.00%, 05/15/2036	5,255	5,829,656
Metropolitan Transit Authority of Harris County (Metropolitan Transit Authority of Harris County Sales & Use Tax) Series 2018 5.00%, 11/01/2029	1,185	1,341,157
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017-A 5.00%, 08/15/2023	1,160	1,201,678
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 3.625%, 01/01/2035(a)	300	264,001
Texas A&M University Series 2013-B 5.00%, 05/15/2023	3,950	4,064,268
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC) Series 2016 5.00%, 12/31/2040	1,880	1,902,826
Texas Transportation Commission State Highway Fund Series 2015 5.00%, 10/01/2022	10,035	10,125,531
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2020 5.00%, 04/15/2028	1,255	1,422,778
University of Houston Series 2017-A 5.00%, 02/15/2023	13,870	14,155,066
Via Metropolitan Transit (Via Metropolitan Transit Sales Tax) Series 2017 5.00%, 07/15/2024	2,580	2,720,907

		56,106,054

	Principal Amount (000)	U.S. $ Value

Utah – 0.2%
City of Salt Lake City UT Airport Revenue Series 2021-A 5.00%, 07/01/2033	$3,000	$3,280,375

Virginia – 0.2%
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 06/15/2023	2,065	2,127,276
Virginia Small Business Financing Authority (95 Express Lanes LLC) 5.00%, 07/01/2038	1,120	1,178,722

		3,305,998

Washington – 4.3%
Franklin County School District No. 1 Pasco Series 2015 5.00%, 12/01/2025	8,615	9,208,269
Port of Seattle WA Series 2018-A 5.00%, 05/01/2026-05/01/2029	14,375	15,542,325
Series 2018-B 5.00%, 05/01/2026-05/01/2028	16,040	17,422,766
Series 2021 4.00%, 08/01/2040	1,000	930,279
Snohomish & Island Counties School District No. 41 Stanwood-Camano Series 2018 5.00%, 12/15/2027	1,000	1,131,829
Snohomish County Public Utility District No. 1 Series 2012 5.00%, 12/01/2026 (Pre-refunded/ETM)	6,065	6,153,260
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	2,000	1,979,253
State of Washington Series 2015-2 5.00%, 07/01/2024	3,755	3,975,498
Series 2015-R 5.00%, 07/01/2023	3,735	3,858,307
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	1,960	1,870,683
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	985	900,385
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(a)	100	100,000

		63,072,854

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.2%
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	$3,070	$2,806,805

Wisconsin – 3.1%
State of Wisconsin Series 2021-1 5.00%, 05/01/2028-05/01/2030	6,300	7,235,030
Series 2021-2 5.00%, 05/01/2030-05/01/2040	17,000	19,394,347
UMA Education, Inc. Series 2019 5.00%, 10/01/2022-10/01/2029(a)	3,315	3,427,354
Wausau School District Series 2022 5.00%, 03/01/2031(c)	2,180	2,455,088
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 2.25%, 11/01/2026	225	220,351
Wisconsin Public Finance Authority Series 2022 5.50%, 02/01/2042(a)	1,400	1,337,287
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	3,245	3,325,924
Series 2016-B 5.00%, 12/01/2025	2,510	2,639,692
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	1,000	1,019,038
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021-B 2.25%, 06/01/2027	1,000	902,333
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2038-02/01/2040	2,000	1,862,605
Series 2022 5.00%, 02/01/2032	1,000	1,075,170

		44,894,219

Total Long-Term Municipal Bonds (cost $1,051,731,196)		1,021,885,817

	Notional Amount			U.S. $ Value

OPTIONS PURCHASED - PUTS – 0.8%
Options on Equity Indices – 0.8%
Euro STOXX 50 Index Expiration: Jun 2023; Contracts: 5,720; Exercise Price: EUR 2,700.00; Counterparty: UBS AG(d)		EUR	15,444,000	$729,544
FTSE 100 Index Expiration: Apr 2023; Contracts: 1,100; Exercise Price: GBP 6,000.00; Counterparty: UBS AG(d)		GBP	6,600,000	289,516
Nikkei 225 Index Expiration: Jun 2023; Contracts: 72,000; Exercise Price: JPY 21,500.00; Counterparty: UBS AG(d)		JPY	1,548,000,000	421,737
S&P 500 Index Expiration: Jan 2023; Contracts: 42,400; Exercise Price: USD 3,700.00; Counterparty: UBS AG(d)		USD	156,880,000	9,870,730

Total Options Purchased - Puts (premiums paid $6,834,219)				11,311,527

	Shares

INVESTMENT COMPANIES – 24.2%
Funds and Investment Trusts – 24.2%(e)
AB All Market Real Return Portfolio - Class Z(f)			2,268,194	20,935,429
iShares Core MSCI EAFE ETF			1,670,856	98,329,876
iShares Core MSCI Emerging Markets ETF			950,834	46,647,916
SPDR S&P 500 ETF Trust			459,720	173,429,370
Vanguard Mid-Cap ETF			68,109	13,415,430

Total Investment Companies (cost $288,790,500)				352,758,021

	Principal Amount (000)

CORPORATES - INVESTMENT GRADE – 0.7%
Industrial – 0.7%
Capital Goods – 0.2%
Caterpillar Financial Services Corp. 1.475% (SOFR + 0.27%), 09/13/2024(b)	$		1,800	1,767,330
John Deere Capital Corp. 0.775% (SOFR + 0.12%), 07/10/2023(b)			1,000	993,770

				2,761,100

Consumer Cyclical - Automotive – 0.1%
General Motors Financial Co., Inc. 2.061% (SOFR + 1.30%), 04/07/2025(b)			2,000	1,949,040

Consumer Non-Cyclical – 0.2%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025			1,075	972,123
1.777%, 11/15/2030			1,000	819,500

	Principal Amount (000)	U.S. $ Value

Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	$2,000	$1,611,800

		3,403,423

Services – 0.2%
Novant Health, Inc. 2.637%, 11/01/2036	3,525	2,835,827

Total Corporates - Investment Grade (cost $12,399,248)		10,949,390

GOVERNMENTS - TREASURIES – 0.6%
United States – 0.6%
U.S. Treasury Notes 2.125%, 11/30/2023(g)	1,698	1,678,898
2.625%, 02/15/2029(g)	7,796	7,603,536

Total Governments - Treasuries (cost $9,582,328)		9,282,434

CORPORATES - NON-INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	1,546	1,196,820

Consumer Non-Cyclical – 0.1%
Medline Borrower LP 3.875%, 04/01/2029(a)	1,150	980,352

Transportation - Airlines – 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)	700	644,917
5.75%, 04/20/2029(a)	620	529,356
United Airlines, Inc. 4.375%, 04/15/2026(a)	1,000	886,920
4.625%, 04/15/2029(a)	500	423,995

		2,485,188

Total Corporates -Non Investment Grade (cost $5,515,606)		4,662,360

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Agency CMBS – 0.3%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	2,976	2,978,183
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class ACA 2.046%, 06/25/2038	991	810,102

Total Commerical Mortgage Backed Securities (cost $4,544,961)		3,788,285

	Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Bellemeade Re Ltd. Series 2018-1A, Class M2 4.524% (LIBOR 1 Month + 2.90%), 04/25/2028(a) (b)	$156	$154,553
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 5.274% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (b)	250	238,506
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2019-DNA3, Class M2 3.674% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (b)	115	114,572
Series 2013-DN2, Class M2 5.874% (LIBOR 1 Month + 4.25%), 11/25/2023(b)	93	93,921
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 4.524% (LIBOR 1 Month + 2.90%), 07/25/2024(b)	72	71,667
Series 2015-C03, Class 1M2 6.624% (LIBOR 1 Month + 5.00%), 07/25/2025(b)	39	39,782
Series 2016-C01, Class 1M2 8.374% (LIBOR 1 Month + 6.75%), 08/25/2028(b)	127	133,886
Series 2016-C02, Class 1M2 7.624% (LIBOR 1 Month + 6.00%), 09/25/2028(b)	64	66,405
Series 2016-C05, Class 2M2 6.074% (LIBOR 1 Month + 4.45%), 01/25/2029(b)	94	97,870
Series 2017-C01, Class 1M2 5.174% (LIBOR 1 Month + 3.55%), 07/25/2029(b)	338	345,051
Series 2017-C03, Class 1M2 4.624% (LIBOR 1 Month + 3.00%), 10/25/2029(b)	323	325,375
Series 2017-C05, Class 1M2 3.824% (LIBOR 1 Month + 2.20%), 01/25/2030(b)	155	155,763

Total Collateralized Mortgage Obligations (cost $1,651,777)		1,837,351

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.30%(e) (f) (h) (cost $34,321,383)	34,321,383	$34,321,383

Total Investments – 99.4% (cost $1,415,371,219)(i)		1,450,796,568
Other assets less liabilities – 0.6%		8,302,110

Net Assets – 100.0%		$1,459,098,678

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	110	September 2022	$9,394,000	$(655,130)
Euro STOXX 50 Index Futures	99	September 2022	3,569,936	(35,086)
FTSE 100 Index Futures	18	September 2022	1,560,311	(3,748)
Hang Seng Index Futures	84	July 2022	11,638,477	(177,035)
MSCI Emerging Market Futures	222	September 2022	11,129,970	134,647
Nikkei 225 (OSE) Futures	14	September 2022	2,721,993	(127,693)
S&P 500 E-Mini Futures	335	September 2022	63,474,125	(1,221,887)
SPI 200 Futures	51	September 2022	5,686,126	(65,610)
U.S. T-Note 2 Yr (CBT) Futures	128	September 2022	26,882,000	(52,597)
U.S. T-Note 10 Yr (CBT) Futures	303	September 2022	35,914,968	(447,523)
U.S. Ultra Bond (CBT) Futures	77	September 2022	11,884,469	(364,869)
Sold Contracts
Euro STOXX 50 Index Futures	126	September 2022	4,543,555	49,831
FTSE 100 Index Futures	268	September 2022	23,231,299	(46,640)
MSCI Singapore IX ETS Futures	226	July 2022	4,563,759	187,624
OMXS 30 Index Futures	542	June 2022	10,023,748	626,812
OMXS 30 Index Futures	596	July 2022	10,897,803	98,789
S&P 400 E-Mini Futures	34	September 2022	7,711,200	446,280
S&P 500 E-Mini Futures	289	September 2022	54,758,275	302,111
S&P/TSX 60 Index Futures	58	September 2022	10,295,991	57,722
TOPIX Index Futures	140	September 2022	19,300,560	767,998

				$(526,004)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	8,908	JPY	1,137,246	07/15/2022	$(521,046)
Bank of America, NA	CAD	7,304	USD	5,691	07/21/2022	16,839
Bank of America, NA	GBP	32,190	USD	40,387	08/25/2022	1,165,653
Bank of America, NA	USD	13,099	NOK	130,939	09/22/2022	218,322
Citibank, NA	USD	18,858	EUR	17,807	07/28/2022	(169,276)
Deutsche Bank AG	EUR	32,228	USD	34,062	07/28/2022	237,487
Goldman Sachs Bank USA	USD	1,186	JPY	150,431	07/15/2022	(76,753)
HSBC Bank USA	CHF	24,477	USD	26,320	07/13/2022	668,176
HSBC Bank USA	CHF	20,831	USD	20,977	07/13/2022	(853,320)
HSBC Bank USA	USD	28,846	JPY	3,701,608	07/15/2022	(1,548,719)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	AUD	20,836	USD	14,601	07/21/2022	$217,628
HSBC Bank USA	CAD	8,456	USD	6,521	07/21/2022	(48,275)
HSBC Bank USA	USD	10,880	AUD	15,785	07/21/2022	16,808
HSBC Bank USA	USD	16,294	CAD	21,024	07/21/2022	39,799
HSBC Bank USA	EUR	16,508	USD	17,267	07/28/2022	(58,323)
HSBC Bank USA	USD	6,172	EUR	5,825	07/28/2022	(58,451)
HSBC Bank USA	USD	1,290	GBP	1,059	08/25/2022	633
HSBC Bank USA	NZD	1,168	USD	754	08/26/2022	24,829
HSBC Bank USA	USD	6,274	NZD	9,988	08/26/2022	(39,687)
HSBC Bank USA	SEK	24,723	USD	2,420	09/22/2022	(4,355)
HSBC Bank USA	USD	1,538	SEK	15,529	09/22/2022	(14,693)
JPMorgan Chase Bank, NA	USD	3,332	CHF	3,194	07/13/2022	15,418
JPMorgan Chase Bank, NA	JPY	211,672	USD	1,643	07/15/2022	81,807
JPMorgan Chase Bank, NA	USD	8,787	AUD	12,232	07/21/2022	(342,776)
JPMorgan Chase Bank, NA	USD	3,286	CAD	4,158	07/21/2022	(55,283)
JPMorgan Chase Bank, NA	EUR	4,089	USD	4,395	07/28/2022	103,618
Morgan Stanley & Co., Inc.	USD	22,372	CHF	21,437	07/13/2022	93,194
Morgan Stanley & Co., Inc.	JPY	3,948,086	USD	30,250	07/15/2022	1,135,415
Morgan Stanley & Co., Inc.	AUD	8,733	USD	6,260	07/21/2022	230,698
Morgan Stanley & Co., Inc.	CAD	13,725	USD	10,759	07/21/2022	95,953
Morgan Stanley & Co., Inc.	USD	5,064	AUD	7,338	07/21/2022	2,183
Morgan Stanley & Co., Inc.	USD	5,739	AUD	8,079	07/21/2022	(162,159)
Morgan Stanley & Co., Inc.	USD	9,328	GBP	7,608	08/25/2022	(58,383)
Morgan Stanley & Co., Inc.	USD	3,712	NOK	36,891	09/22/2022	39,835
State Street Bank & Trust Co.	USD	449	AUD	655	07/21/2022	2,890
UBS AG	USD	33,090	CAD	41,380	07/21/2022	(942,604)
UBS AG	USD	15,915	SEK	162,162	09/22/2022	(10,067)

						$(556,985)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022		Notional Amount (000)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	5.00%	Quarterly	5.76%	USD	24,255	$(673,509)	$(679,887)	$6,378

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	4,710	01/15/2025	2.565%	CPI#	Maturity	$429,910	$—	$429,910
USD	2,355	01/15/2025	2.585%	CPI#	Maturity	213,065	—	213,065
USD	2,355	01/15/2025	2.613%	CPI#	Maturity	210,464	—	210,464
USD	11,470	01/15/2026	CPI#	3.720%	Maturity	(352,298)	—	(352,298)
USD	7,300	01/15/2027	CPI#	3.320%	Maturity	(301,537)	—	(301,537)
USD	7,200	01/15/2027	CPI#	3.466%	Maturity	(231,669)	(8,907)	(222,762)
USD	20,920	01/15/2028	1.230%	CPI#	Maturity	3,664,730	—	3,664,730
USD	16,190	01/15/2028	0.735%	CPI#	Maturity	3,425,499	—	3,425,499
USD	30,110	01/15/2029	CPI#	3.290%	Maturity	(630,496)	—	(630,496)
USD	5,860	01/15/2029	CPI#	3.735%	Maturity	99,269	—	99,269
USD	5,125	01/15/2030	1.572%	CPI#	Maturity	831,152	—	831,152

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,125	01/15/2030	1.587%	CPI#	Maturity	$823,957	$—	$823,957
USD	1,130	01/15/2030	1.714%	CPI#	Maturity	168,156	—	168,156
USD	1,130	01/15/2030	1.731%	CPI#	Maturity	166,335	—	166,335
USD	4,400	01/15/2031	2.782%	CPI#	Maturity	247,207	—	247,207
USD	4,150	01/15/2031	2.680%	CPI#	Maturity	275,783	—	275,783
USD	3,500	01/15/2031	2.989%	CPI#	Maturity	122,877	—	122,877
USD	3,800	04/15/2032	CPI#	2.909%	Maturity	(138,820)	—	(138,820)
USD	3,350	04/15/2032	CPI#	2.748%	Maturity	(182,180)	—	(182,180)
USD	2,000	04/15/2032	CPI#	2.722%	Maturity	(114,587)	—	(114,587)

						$8,726,817	$(8,907)	$8,735,724

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	1,207	$(267,997)	$(144,680)	$(123,317)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	87	(19,342)	(7,950)	(11,392)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	894	(198,406)	(80,282)	(118,124)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	595	(132,005)	(54,822)	(77,183)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	48	(10,569)	(4,384)	(6,185)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1	(200)	(103)	(97)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	775	(172,085)	(67,586)	(104,499)

						$(800,604)	$(359,807)	$(440,797)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	10,850	04/15/2032	2.777%	1 Day SOFR	Annual	$(33,073)	$—	$(33,073)

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	12,000	10/23/2026	2.310%	CPI#	Maturity	$674,335	$—	$674,335
Barclays Bank PLC	USD	10,000	12/04/2027	2.170%	CPI#	Maturity	1,061,570	—	1,061,570
Barclays Bank PLC	USD	10,000	10/23/2029	2.388%	CPI#	Maturity	412,078	—	412,078
Barclays Bank PLC	USD	13,000	12/04/2032	2.233%	CPI#	Maturity	1,422,178	—	1,422,178
Citibank, NA	USD	22,000	11/04/2023	1.900%	CPI#	Maturity	2,645,689	—	2,645,689
Citibank, NA	USD	10,000	07/20/2027	2.104%	CPI#	Maturity	1,162,781	—	1,162,781
Deutsche Bank AG	USD	10,000	09/04/2025	1.818%	CPI#	Maturity	1,305,256	—	1,305,256
JPMorgan Chase Bank, NA	USD	10,000	03/02/2024	2.175%	CPI#	Maturity	974,613	—	974,613
JPMorgan Chase Bank, NA	USD	33,000	07/20/2024	1.995%	CPI#	Maturity	3,832,753	—	3,832,753
JPMorgan Chase Bank, NA	USD	13,000	11/04/2026	2.015%	CPI#	Maturity	1,634,844	—	1,634,844
JPMorgan Chase Bank, NA	USD	28,000	12/27/2028	2.009%	CPI#	Maturity	3,287,138	—	3,287,138
Morgan Stanley Capital Services LLC	USD	56,000	07/20/2022	1.939%	CPI#	Maturity	4,974,667	—	4,974,667

							$23,387,902	$—	$23,387,902

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,470	10/09/2029	1.125%	SIFMA*	Quarterly	$1,101,692	$—	$1,101,692

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	1,530	09/16/2022	$(91,221)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $32,325,077 or 2.2% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2022.
(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Affiliated investments.
(g)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $132,831,803 and gross unrealized depreciation of investments was $(65,822,838), resulting in net unrealized appreciation of $67,008,965.

As of June 30, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.3% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ACA – ACA Financial Guaranty Corporation

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CBT – Chicago Board of Trade

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CIFGNA – CIFG Assurance North America, Inc.

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,021,885,817	$—	$1,021,885,817
Options Purchased – Puts	—	11,311,527	—	11,311,527
Investment Companies	352,758,021	—	—	352,758,021
Corporates - Investment Grade	—	10,949,390	—	10,949,390
Governments – Treasuries	—	9,282,434	—	9,282,434
Corporates - Non-Investment Grade	—	4,662,360	—	4,662,360
Commercial Mortgage-Backed Securities	—	3,788,285	—	3,788,285
Collateralized Mortgage Obligations	—	1,837,351	—	1,837,351
Short-Term Investments	34,321,383	—	—	34,321,383

Total Investments in Securities	387,079,404	1,063,717,164	—	1,450,796,568
Other Financial Instruments(a):
Assets:
Futures	2,671,814	—	—	2,671,814
Forward Currency Exchange Contracts	—	4,407,185	—	4,407,185
Centrally Cleared Inflation (CPI) Swaps	—	10,678,404	—	10,678,404
Inflation (CPI) Swaps	—	23,387,902	—	23,387,902
Interest Rate Swaps	—	1,101,692	—	1,101,692
Liabilities:
Futures	(3,197,818)	—	—	(3,197,818)
Forward Currency Exchange Contracts	—	(4,964,170)	—	(4,964,170)
Centrally Cleared Interest Rate Swaps	—	(33,073)	—	(33,073)
Centrally Cleared Credit Default Swaps	—	(673,509)	—	(673,509)
Centrally Cleared Inflation (CPI) Swaps	—	(1,951,587)	—	(1,951,587)
Credit Default Swaps	—	(800,604)	—	(800,604)
Total Return Swaps	—	(91,221)	—	(91,221)

Total	$386,553,400	$1,094,778,183	$—	$1,481,331,583

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for nine months ended June 30, 2022 is as follows:

Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$41,017	$293,200	$299,896	$34,321	$28
AB All Market Real Return Portfolio	0	20,935	0	20,935	0
Total	$41,017	$314,135	$299,896	$55,256	$28